Income Taxes Expenses - Tax loss carry forwards (Details)	Dec. 31, 2020 USD ($)
PRC
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 62,938,653
2021	1,176,978
2022	16,169,071
2023	811,936
2024	17,286,019
2025	10,389,308
Thereafter	17,105,341
Hong Kong
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	26,129,309
USA
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 17,389,097